Liberty All-Star® Equity Fund	Schedule of Investments
September 30, 2020 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (97.67%)
COMMUNICATION SERVICES (5.96%)
Interactive Media & Services (4.79%)
Alphabet, Inc., Class C(a)	17,958	$26,391,077
Facebook, Inc., Class A(a)	105,666	27,673,925
Match Group, Inc.(a)	55,544	6,145,922
Twitter, Inc.(a)	142,600	6,345,700
		66,556,624
Media (1.17%)
Comcast Corp., Class A	224,820	10,400,173
Omnicom Group, Inc.	119,755	5,927,873
		16,328,046
CONSUMER DISCRETIONARY (13.92%)
Auto Components (0.63%)
Lear Corp.	80,253	8,751,590

Automobiles (0.69%)
Ford Motor Co.	1,443,832	9,615,921

Hotels, Restaurants & Leisure (0.76%)
Carnival Corp.(b)	25,012	379,682
Yum! Brands, Inc.	111,345	10,165,799
		10,545,481
Household Durables (3.14%)
Lennar Corp., Class A	103,300	8,437,544
Lennar Corp., Class B	2,500	164,150
Mohawk Industries, Inc.(a)	86,151	8,407,476
Newell Brands, Inc.	482,863	8,285,929
Sony Corp.(c)	238,205	18,282,234
		43,577,333
Internet & Direct Marketing Retail (3.55%)
Amazon.com, Inc.(a)	11,532	36,311,154
Booking Holdings, Inc.(a)	7,605	13,009,722
		49,320,876
Multiline Retail (1.72%)
Dollar General Corp.	65,300	13,688,186
Dollar Tree, Inc.(a)	112,433	10,269,630
		23,957,816
Specialty Retail (1.41%)
Home Depot, Inc.	26,980	7,492,616
TJX Cos., Inc.	149,780	8,335,257
Ulta Beauty, Inc.(a)	16,971	3,801,164
		19,629,037

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
September 30, 2020 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (2.02%)
Gildan Activewear, Inc.	505,446	$9,942,123
NIKE, Inc., Class B	98,157	12,322,629
PVH Corp.	97,564	5,818,717
		28,083,469
CONSUMER STAPLES (3.91%)
Beverages (1.03%)
Coca-Cola Co.	142,000	7,010,540
PepsiCo, Inc.	53,050	7,352,730
		14,363,270
Food & Staples Retailing (0.70%)
Costco Wholesale Corp.	20,066	7,123,430
Walgreens Boots Alliance, Inc.	71,000	2,550,320
		9,673,750
Food Products (0.89%)
Nestle SA(c)	62,995	7,512,469
Tyson Foods, Inc., Class A	81,000	4,817,880
		12,330,349
Household Products (0.51%)
Procter & Gamble Co.	51,500	7,157,985

Personal Products (0.78%)
Unilever PLC(c)	175,925	10,851,054

ENERGY (2.95%)
Energy Equipment & Services (1.64%)
Baker Hughes Co.	537,344	7,141,302
Halliburton Co.	598,814	7,215,708
National Oilwell Varco, Inc.	593,470	5,376,838
Schlumberger NV	200,105	3,113,634
		22,847,482
Oil, Gas & Consumable Fuels (1.31%)
Cabot Oil & Gas Corp.	330,000	5,728,800
Cenovus Energy, Inc.	528,447	2,055,659
Exxon Mobil Corp.	73,583	2,526,104
Phillips 66	66,000	3,421,440
Pioneer Natural Resources Co.	25,500	2,192,745
Royal Dutch Shell PLC, Class A(c)	91,039	2,291,452
		18,216,200
FINANCIALS (15.03%)
Banks (4.70%)
Bank of America Corp.	317,622	7,651,514

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
September 30, 2020 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Banks (continued)
BOK Financial Corp.	29,600	$1,524,696
Citigroup, Inc.	239,427	10,321,698
Commerce Bancshares, Inc.	64,000	3,602,560
Cullen/Frost Bankers, Inc.	38,000	2,430,100
East West Bancorp, Inc.	94,300	3,087,382
JPMorgan Chase & Co.	195,283	18,799,894
Mitsubishi UFJ Financial Group, Inc.(b)(c)	650,000	2,606,500
PNC Financial Services Group, Inc.	49,400	5,429,554
Wells Fargo & Co.	422,158	9,924,935
		65,378,833
Capital Markets (3.43%)
Ameriprise Financial, Inc.	43,200	6,657,552
Charles Schwab Corp.	307,000	11,122,610
Goldman Sachs Group, Inc.	39,171	7,872,196
Morgan Stanley	104,531	5,054,074
Northern Trust Corp.	87,915	6,854,732
S&P Global, Inc.	17,000	6,130,200
UBS Group AG	361,404	4,029,655
		47,721,019
Consumer Finance (1.11%)
Capital One Financial Corp.	214,632	15,423,456

Diversified Financial Services (2.18%)
Berkshire Hathaway, Inc., Class B(a)	83,925	17,870,989
Equitable Holdings, Inc.	398,322	7,265,393
Voya Financial, Inc.	105,990	5,080,101
		30,216,483
Insurance (3.61%)
American International Group, Inc.	416,768	11,473,623
Axis Capital Holdings, Ltd.	171,252	7,541,938
Chubb, Ltd.	133,522	15,504,575
Cincinnati Financial Corp.	12,693	989,673
MetLife, Inc.	207,103	7,698,018
Progressive Corp.	72,795	6,891,503
		50,099,330
HEALTH CARE (14.40%)
Biotechnology (1.26%)
Amgen, Inc.	35,800	9,098,928
BioMarin Pharmaceutical, Inc.(a)	37,200	2,830,176
Regeneron Pharmaceuticals, Inc.(a)	9,871	5,525,588
		17,454,692

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
September 30, 2020 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Health Care Equipment & Supplies (6.60%)
Abbott Laboratories	105,709	$11,504,311
Alcon, Inc.(a)	104,500	5,951,275
Align Technology, Inc.(a)	19,546	6,398,579
Becton Dickinson and Co.	34,315	7,984,414
Boston Scientific Corp.(a)	151,747	5,798,253
Danaher Corp.	112,186	24,157,011
Intuitive Surgical, Inc.(a)	10,458	7,420,369
Koninklijke Philips NV(a)	188,722	8,898,249
Medtronic PLC	70,000	7,274,400
Smith & Nephew PLC(c)	162,720	6,362,352
		91,749,213
Health Care Providers & Services (3.10%)
Cardinal Health, Inc.	53,609	2,516,943
McKesson Corp.	45,454	6,769,464
Quest Diagnostics, Inc.	107,710	12,331,718
UnitedHealth Group, Inc.	68,838	21,461,623
		43,079,748
Life Sciences Tools & Services (1.72%)
Illumina, Inc.(a)	39,469	12,199,079
IQVIA Holdings, Inc.(a)	18,600	2,931,918
Thermo Fisher Scientific, Inc.	19,768	8,727,967
		23,858,964
Pharmaceuticals (1.72%)
Elanco Animal Health, Inc.(a)	209,500	5,851,335
Mylan NV(a)	205,038	3,040,714
Novartis AG(c)	68,000	5,913,280
Zoetis, Inc.	55,300	9,144,961
		23,950,290
INDUSTRIALS (11.86%)
Aerospace & Defense (1.31%)
General Dynamics Corp.	34,000	4,706,620
Honeywell International, Inc.	52,620	8,661,778
Textron, Inc.	135,257	4,881,425
		18,249,823
Air Freight & Logistics (0.52%)
Expeditors International of Washington, Inc.	79,240	7,172,805

Building Products (1.89%)
Allegion PLC	61,000	6,033,510
Johnson Controls International PLC	151,500	6,188,775

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
September 30, 2020 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Building Products (continued)
Masco Corp.	254,630	$14,037,752
		26,260,037
Commercial Services & Supplies (0.37%)
Waste Connections, Inc.	50,100	5,200,380

Electrical Equipment (0.84%)
Eaton Corp. PLC	82,515	8,419,005
Emerson Electric Co.	49,580	3,250,961
		11,669,966
Industrial Conglomerates (0.79%)
General Electric Co.	1,755,143	10,934,541

Machinery (3.32%)
Oshkosh Corp.	81,000	5,953,500
PACCAR, Inc.	93,530	7,976,238
Parker-Hannifin Corp.	33,600	6,798,624
Stanley Black & Decker, Inc.	34,340	5,569,948
Wabtec Corp.	131,958	8,165,561
Xylem, Inc.	138,600	11,659,032
		46,122,903
Professional Services (1.65%)
IHS Markit, Ltd.	205,474	16,131,764
TransUnion	81,200	6,831,356
		22,963,120
Road & Rail (0.69%)
Union Pacific Corp.	48,881	9,623,202

Trading Companies & Distributors (0.48%)
HD Supply Holdings, Inc.(a)	162,620	6,706,449

INFORMATION TECHNOLOGY (22.05%)
IT Services (7.01%)
Accenture Ltd., Class A, Class A	26,530	5,995,515
Cognizant Technology Solutions Corp., Class A	119,153	8,271,601
FleetCor Technologies, Inc.(a)	48,355	11,513,326
Mastercard, Inc., Class A	28,696	9,704,126
PayPal Holdings, Inc.(a)	162,053	31,929,303
Snowflake, Inc.(a)	6,967	1,748,717
Visa, Inc., Class A	141,458	28,287,356
		97,449,944

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
September 30, 2020 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (3.12%)
ASML Holding N.V.	15,353	$5,669,402
Microchip Technology, Inc.	75,800	7,789,208
NVIDIA Corp.	23,993	12,985,492
QUALCOMM, Inc.	70,000	8,237,600
Xilinx, Inc.	83,670	8,721,761
		43,403,463
Software (11.39%)
Adobe, Inc.(a)	66,315	32,522,865
ANSYS, Inc.(a)	35,000	11,453,050
Autodesk, Inc.(a)	36,986	8,544,136
Intuit, Inc.	19,134	6,241,702
Microsoft Corp.	126,993	26,710,438
salesforce.com, Inc.(a)	99,687	25,053,337
ServiceNow, Inc.(a)	38,881	18,857,285
Splunk, Inc.(a)	41,955	7,892,994
Trade Desk, Inc., Class A(a)	17,954	9,314,176
Workday, Inc., Class A(a)	54,001	11,617,235
		158,207,218
Technology Hardware, Storage & Peripherals (0.53%)
Hewlett Packard Enterprise Co.	790,520	7,407,172

MATERIALS (4.41%)
Chemicals (3.27%)
Corteva, Inc.	225,000	6,482,250
Dow Chemical Co.	184,991	8,703,827
Ecolab, Inc.	38,335	7,660,866
Linde PLC	35,258	8,395,988
PPG Industries, Inc.	62,350	7,611,688
RPM International, Inc.	80,000	6,627,200
		45,481,819
Construction Materials (0.46%)
Martin Marietta Materials, Inc.	27,000	6,354,720

Containers & Packaging (0.68%)
Ball Corp.	113,168	9,406,524

REAL ESTATE (2.65%)
Equity Real Estate Investment Trusts (REITs) (2.65%)
American Tower Corp.	54,050	13,065,506
Equinix, Inc.	22,628	17,200,222
Equity LifeStyle Properties, Inc.	52,600	3,224,380

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
September 30, 2020 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Sun Communities, Inc.	23,800	$3,346,518
		36,836,626
UTILITIES (0.53%)
Electric Utilities (0.53%)
NRG Energy, Inc.	237,861	7,311,847

TOTAL COMMON STOCKS
(COST OF $1,138,634,732)		1,357,500,870

SHORT TERM INVESTMENTS (2.59%)
MONEY MARKET FUND (2.38%)
State Street Institutional US Government Money Market Fund, 0.024%(d)
(COST OF $33,046,968)	33,046,968	33,046,968

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (0.21%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%
(COST OF $2,871,000)	2,871,000	2,871,000

TOTAL SHORT TERM INVESTMENTS
(COST OF $35,917,968)		35,917,968

TOTAL INVESTMENTS (100.26%)
(COST OF $1,174,552,700)		1,393,418,838

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.26%)		(3,580,153)

NET ASSETS (100.00%)		$1,389,838,685

NET ASSET VALUE PER SHARE
(215,084,612 SHARES OUTSTANDING)		$6.46

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $2,712,760.
(c)	American Depositary Receipt.
(d)	Rate reflects seven-day effective yield on September 30, 2020.

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Notes to Schedule of Investments
September 30, 2020 (Unaudited)

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio (“State Street Navigator”), a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value per share.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees (the "Board"). When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Fund’s Valuation Committee using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, ALPS Advisors, Inc. (the “Advisor”), Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian. As of September 30, 2020, the Fund held no securities that were fair valued.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Lending of Portfolio Securities

The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 30% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Liberty All-Star® Equity Fund	Notes to Schedule of Investments
September 30, 2020 (Unaudited)

Any cash collateral received is reinvested in State Street Navigator. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending positions and related cash and non-cash collateral received as of September 30, 2020:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$ 2,712,760	$ 2,871,000	$ 0	$ 2,871,000

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Liberty All-Star® Equity Fund	Notes to Schedule of Investments
September 30, 2020 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in shares of registered investment companies are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020:

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,357,500,870	$–	$–	$1,357,500,870
Short Term Investments	35,917,968	–	–	35,917,968
Total	$1,393,418,838	$–	$–	$1,393,418,838

*	See Schedule of Investments for industry classifications.

The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Liberty All-Star® Equity Fund	Notes to Schedule of Investments
September 30, 2020 (Unaudited)

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.